CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 0.8%
------------------------------------------------------------------------
     $  250        California Department Water Resource
                   Power Supply, 5.125%, 5/1/18              $   262,440
------------------------------------------------------------------------
                                                             $   262,440
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.4%
------------------------------------------------------------------------
     $  520        California Statewide Communities
                   Development Authority, (San Gabriel
                   Valley), Escrowed to Maturity,
                   5.50%, 9/1/14                             $   600,153
      1,000        Sacramento, Cogeneration Authority,
                   (Proctor & Gamble), Prefunded to 7/1/05,
                   6.50%, 7/1/21                               1,135,180
------------------------------------------------------------------------
                                                             $ 1,735,333
------------------------------------------------------------------------
General Obligations -- 2.5%
------------------------------------------------------------------------
     $  400        California, 5.25%, 2/1/14                 $   435,376
        350        Santa Clara Unified School District,
                   5.25%, 7/1/15                                 384,657
------------------------------------------------------------------------
                                                             $   820,033
------------------------------------------------------------------------
Hospital -- 4.3%
------------------------------------------------------------------------
     $  260        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                             $   264,451
        200        San Benito Health Care District,
                   5.375%, 10/1/12                               194,142
        200        San Gorgonio Memorial Health Care
                   District, 5.80%, 5/1/14                       187,996
        400        Stockton Health Facilities, (Dameron
                   Hospital), 5.70%, 12/1/14                     418,748
        300        Torrance Hospital, (Torrance Memorial
                   Medical Center), 5.40%, 6/1/15                324,561
------------------------------------------------------------------------
                                                             $ 1,389,898
------------------------------------------------------------------------
Industrial Development Revenue -- 0.6%
------------------------------------------------------------------------
     $  200        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $   186,194
------------------------------------------------------------------------
                                                             $   186,194
------------------------------------------------------------------------
Insured-Education -- 3.8%
------------------------------------------------------------------------
     $  200        California Educational Facilities
                   Authority, (Loyola Marymount
                   University), (MBIA), 5.00%, 10/1/20       $   209,948
        475        California Educational Facilities
                   Authority, (San Diego University),
                   (AMBAC), 0.00%, 10/1/15                       270,512
        500        California Educational Facilities
                   Authority, (Santa Clara University),
                   (MBIA), 5.00%, 2/1/19                         526,785
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $  210        California University Foundation
                   Revenue, (Sacramento Auxiliary), (MBIA),
                   5.50%, 10/1/20                            $   230,601
------------------------------------------------------------------------
                                                             $ 1,237,846
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.5%
------------------------------------------------------------------------
     $1,000        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14(1)                  $ 1,187,690
        500        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                538,430
      1,000        Southern California Public Power
                   Authority, (AMBAC), 5.00%, 7/1/17           1,028,140
------------------------------------------------------------------------
                                                             $ 2,754,260
------------------------------------------------------------------------
Insured-Escrowed/Prerefunded -- 6.4%
------------------------------------------------------------------------
     $1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   4.90%, 11/1/03                            $ 1,022,470
      1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.125%, 11/1/05                             1,042,990
------------------------------------------------------------------------
                                                             $ 2,065,460
------------------------------------------------------------------------
Insured-General Obligations -- 25.1%
------------------------------------------------------------------------
     $  210        Azusa Unified School District, (FSA),
                   5.375%, 7/1/19                            $   229,326
        400        Barstow Unified School District, (FGIC),
                   5.25%, 8/1/18                                 434,868
        500        Burbank Unified School District,
                   (Election of 1997), (FGIC),
                   5.25%, 8/1/14                                 557,085
      1,000        Burbank Unified School District, (FGIC),
                   0.00%, 8/1/12                                 684,370
      1,080        Fillmore Unified School District,
                   (FGIC), 0.00%, 7/1/15                         623,516
        200        Jurupa Unified School District, (FGIC),
                   5.50%, 8/1/19                                 220,340
        750        Los Angeles Unified School District,
                   (Election of 1997), (MBIA),
                   5.125%, 7/1/21                                788,287
        500        Morgan Hill Unified School District,
                   (FGIC), 5.25%, 8/1/19                         539,915
        750        Mt. Diablo School District, (AMBAC),
                   5.70%, 8/1/14                                 836,752
        500        North Orange County Community College
                   District, (MBIA), 5.25%, 8/1/14               562,325
        500        Oak Grove School District, (Election of
                   1995), (FGIC), 5.00%, 8/1/16                  536,395
        500        San Diego Unified School District,
                   (FSA), 5.00%, 7/1/20                          526,405

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $  200        San Jose Unified School District, (FSA),
                   5.375%, 8/1/19                            $   218,298
      1,000        San Juan Unified School District, (FSA),
                   0.00%, 8/1/17                                 509,880
        250        Santa Clara Unified School District,
                   (MBIA), 5.375%, 7/1/19                        272,700
        705        Ukiah Unified School District, (FGIC),
                   0.00%, 8/1/10                                 538,719
------------------------------------------------------------------------
                                                             $ 8,079,181
------------------------------------------------------------------------
Insured-Hospital -- 4.9%
------------------------------------------------------------------------
     $  400        California Statewide Communities
                   Development Authority, (Sutter Health),
                   (FSA), 6.00%, 8/15/13                     $   467,224
      1,000        Tri-City Hospital District, (MBIA),
                   5.625%, 2/15/17                             1,105,860
------------------------------------------------------------------------
                                                             $ 1,573,084
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 7.1%
------------------------------------------------------------------------
     $2,000        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/19                             $   891,200
        750        California Public Works, (UCLA
                   Replacement Hospital), (FSA),
                   5.375%, 10/1/16                               833,033
        505        California State Public Works Board,
                   (Department of Corrections), (AMBAC),
                   5.25%, 12/1/13                                572,731
------------------------------------------------------------------------
                                                             $ 2,296,964
------------------------------------------------------------------------
Insured-Miscellaneous -- 1.8%
------------------------------------------------------------------------
     $  310        Puerto Rico Municipal Finance Agency,
                   (FSA), 5.25%, 8/1/21                      $   333,538
        230        Puerto Rico Public Finance Corp.,
                   (MBIA), 4.75%, 8/1/16                         243,869
------------------------------------------------------------------------
                                                             $   577,407
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.0%
------------------------------------------------------------------------
     $  500        Napa County Flood Protection and
                   Watershed Improvements Authority,
                   (FGIC), 5.00%, 6/15/18                    $   525,730
      1,000        San Mateo County Transportation
                   District, (MBIA), 5.25%, 6/1/17             1,127,770
        250        Santa Clara Valley Transportation
                   Authority, (MBIA), 5.00%, 6/1/17              266,093
------------------------------------------------------------------------
                                                             $ 1,919,593
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 4.8%
------------------------------------------------------------------------
     $  225        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/15                             $   261,572
        500        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/17                                 581,130
      1,000        San Joaquin Hills, Transportation
                   Corridor Agency Bridge & Toll Road,
                   (MBIA), 0.00%, 1/15/12                        699,680
------------------------------------------------------------------------
                                                             $ 1,542,382
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.3%
------------------------------------------------------------------------
     $  200        Sacramento County, Sanitation District
                   Financing Authority, (County Sanitation
                   District No. 1), (AMBAC), 5.50%, 12/1/18  $   222,576
        500        Sunnyvale Financing Authority Water and
                   Wastewater, (AMBAC), 5.00%, 10/1/22           516,250
------------------------------------------------------------------------
                                                             $   738,826
------------------------------------------------------------------------
Senior Living / Life Care -- 0.7%
------------------------------------------------------------------------
     $  250        ABAG Finance Authority, (American
                   Baptist Homes), 5.75%, 10/1/17            $   234,390
------------------------------------------------------------------------
                                                             $   234,390
------------------------------------------------------------------------
Special Tax Revenue -- 10.1%
------------------------------------------------------------------------
     $  300        Alameda Public Financing Authority,
                   5.45%, 9/2/14                             $   307,230
        200        Brentwood Infrastructure Financing
                   Authority, 5.50%, 9/2/12                      206,436
        200        Capistrano Unified School District,
                   5.65%, 9/1/15                                 205,610
        195        Corona Public Financing Authority,
                   5.70%, 9/1/13                                 197,129
        200        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.50%, 10/1/17                        209,608
        160        Murrueta Valley Unified School District,
                   5.70%, 9/1/17                                 159,384
        390        Pomona Redevelopment Agency, (West Holt
                   Avenue Redevelopment), 5.50%, 5/1/13          421,153
        295        Rancho Cucamonga Public Finance
                   Authority, 5.75%, 9/2/12                      316,615
        300        Roseville Special Tax, 6.00%, 9/1/11          325,566
        200        Santa Margarita Water District,
                   6.10%, 9/1/14                                 212,456
        200        Santaluz Community Facility District No.
                   2, 5.80%, 9/1/14                              206,926
        200        Torrance Redevelopment Agency,
                   5.50%, 9/1/12                                 211,130
        250        Whittier Public Financing Authority,
                   (Greenleaf Avenue Redevelopment),
                   5.50%, 11/1/16                                262,018
------------------------------------------------------------------------
                                                             $ 3,241,261
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 0.9%
------------------------------------------------------------------------
     $  290        Port Redwood City, (AMT), 5.40%, 6/1/19   $   296,450
------------------------------------------------------------------------
                                                             $   296,450
------------------------------------------------------------------------
Utilities -- 1.6%
------------------------------------------------------------------------
     $  500        Los Angeles Department of Water and
                   Power, (Crossover), 4.50%, 5/15/18        $   502,540
------------------------------------------------------------------------
                                                             $   502,540
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $29,781,439)                             $31,453,542
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $   777,413
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $32,230,955
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 72.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.0% to 31.2% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $29,781,439        $64,352,754        $66,965,218
   Unrealized appreciation                 1,672,103          3,089,489          3,354,408
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $31,453,542        $67,442,243        $70,319,626
---------------------------------------------------------------------------------------------
Cash                                     $   223,292        $   160,819        $   852,057
Receivable for investments sold              205,000            135,000              5,000
Interest receivable                          377,951          1,150,662            849,599
Prepaid expenses                                  39                 78                 84
---------------------------------------------------------------------------------------------
TOTAL ASSETS                             $32,259,824        $68,888,802        $72,026,366
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $    23,719        $    54,656        $    51,562
Accrued expenses                               5,150              5,257              5,567
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    28,869        $    59,913        $    57,129
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $32,230,955        $68,828,889        $71,969,237
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $30,540,435        $65,690,140        $68,613,317
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        1,690,520          3,138,749          3,355,920
---------------------------------------------------------------------------------------------
TOTAL                                    $32,230,955        $68,828,889        $71,969,237
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $44,550,922       $ 96,050,201        $20,151,647        $54,532,714
   Unrealized appreciation                 2,420,889          4,229,151          1,218,267          2,318,547
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $46,971,811       $100,279,352        $21,369,914        $56,851,261
----------------------------------------------------------------------------------------------------------------
Cash                                     $    96,535       $    171,205        $    28,527        $   397,123
Receivable for investments sold                   --                 --                 --             20,000
Interest receivable                          637,195          1,476,064            281,356            742,281
Prepaid expenses                                  73                116                 33                 73
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $47,705,614       $101,926,737        $21,679,830        $58,010,738
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $    43,312       $     81,469        $    19,594        $    48,469
Demand note payable                          100,000                 --                 --                 --
Payable for when-issued securities                --                 --            537,080                 --
Payable to affiliate for Trustees'
   fees                                           --                 25                 --                 --
Accrued expenses                               5,614              5,248              5,194              5,136
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   148,926       $     86,742        $   561,868        $    53,605
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $47,556,688       $101,839,995        $21,117,962        $57,957,133
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $45,137,150       $ 97,625,444        $19,898,418        $55,593,149
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        2,419,538          4,214,551          1,219,544          2,363,984
----------------------------------------------------------------------------------------------------------------
TOTAL                                    $47,556,688       $101,839,995        $21,117,962        $57,957,133
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2003

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
                                          LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                                     $1,249,436         $2,617,102         $2,730,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $1,249,436         $2,617,102         $2,730,000
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee                       $  113,500         $  239,550         $  251,173
Trustees fees and expenses                        1,033              4,552              4,553
Legal and accounting services                    19,926             19,396             19,305
Custodian fee                                    21,510             33,427             37,699
Miscellaneous                                     6,673              7,981              9,349
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  162,642         $  304,906         $  322,079
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    4,609         $   15,745         $   10,263
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    4,609         $   15,745         $   10,263
-------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  158,033         $  289,161         $  311,816
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,091,403         $2,327,941         $2,418,184
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   71,467         $   82,077         $  (61,508)
   Financial futures contracts                 (238,356)          (345,141)          (591,260)
-------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $ (166,889)        $ (263,064)        $ (652,768)
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $1,137,017         $2,339,151         $3,029,433
   Financial futures contracts                      432            (48,734)             2,407
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $1,137,449         $2,290,417         $3,031,840
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  970,560         $2,027,353         $2,379,072
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $2,061,963         $4,355,294         $4,797,256
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2003

                                   NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------
Interest                           $2,135,029         $3,771,340         $  967,547         $2,389,369
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $2,135,029         $3,771,340         $  967,547         $2,389,369
----------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------
Investment adviser fee             $  190,709         $  346,953         $   87,291         $  212,121
Trustees fees and expenses              1,953              7,382                195              1,953
Legal and accounting services          19,710             21,830             18,015             21,365
Custodian fee                          31,795             46,565             19,225             31,958
Miscellaneous                           7,942              8,927              6,313              7,197
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  252,109         $  431,657         $  131,039         $  274,594
----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    4,346         $   11,727         $    2,797         $    9,472
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    4,346         $   11,727         $    2,797         $    9,472
----------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  247,763         $  419,930         $  128,242         $  265,122
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $1,887,266         $3,351,410         $  839,305         $2,124,247
----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $  (33,170)        $ (109,979)        $ (137,739)        $      929
   Financial futures contracts       (540,066)          (406,060)          (255,277)          (508,194)
----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                  $ (573,236)        $ (516,039)        $ (393,016)        $ (507,265)
----------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $1,723,448         $3,035,864         $1,189,729         $1,995,535
   Financial futures contracts            579            (14,763)             2,109             (2,476)
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $1,724,027         $3,021,101         $1,191,838         $1,993,059
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $1,150,791         $2,505,062         $  798,822         $1,485,794
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $3,038,057         $5,856,472         $1,638,127         $3,610,041
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,091,403       $  2,327,941       $  2,418,184
   Net realized loss                            (166,889)          (263,064)          (652,768)
   Net change in unrealized appreciation
      (depreciation)                           1,137,449          2,290,417          3,031,840
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 2,061,963       $  4,355,294       $  4,797,256
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $13,750,055       $ 36,161,356       $ 35,620,316
   Withdrawals                                (6,040,253)       (12,334,886)       (11,906,929)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $ 7,709,802       $ 23,826,470       $ 23,713,387
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 9,771,765       $ 28,181,764       $ 28,510,643
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of year                         $22,459,190       $ 40,647,125       $ 43,458,594
-------------------------------------------------------------------------------------------------
AT END OF YEAR                               $32,230,955       $ 68,828,889       $ 71,969,237
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,887,266       $  3,351,410        $   839,305        $ 2,124,247
   Net realized loss                        (573,236)          (516,039)          (393,016)          (507,265)
   Net change in unrealized
      appreciation (depreciation)          1,724,027          3,021,101          1,191,838          1,993,059
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 3,038,057       $  5,856,472        $ 1,638,127        $ 3,610,041
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $12,992,956       $ 59,696,240        $ 4,468,215        $22,962,822
   Withdrawals                            (6,550,618)       (20,332,175)        (2,895,164)        (8,454,553)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 6,442,338       $ 39,364,065        $ 1,573,051        $14,508,269
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 9,480,395       $ 45,220,537        $ 3,211,178        $18,118,310
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of year                     $38,076,293       $ 56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $47,556,688       $101,839,995        $21,117,962        $57,957,133
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                             CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS         LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   991,655       $  1,835,059        $ 1,876,729
   Net realized gain                              26,643             97,348             59,661
   Net change in unrealized appreciation
      (depreciation)                            (404,987)          (426,067)          (628,572)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $   613,311       $  1,506,340        $ 1,307,818
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 4,263,454       $ 10,495,904        $ 9,850,187
   Withdrawals                                (3,930,572)       (10,806,851)        (5,313,457)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $   332,882       $   (310,947)       $ 4,536,730
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   946,193       $  1,195,393        $ 5,844,548
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of year                         $21,512,997       $ 39,451,732        $37,614,046
-------------------------------------------------------------------------------------------------
AT END OF YEAR                               $22,459,190       $ 40,647,125        $43,458,594
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,715,656       $  2,520,164        $   772,386        $ 1,768,721
   Net realized gain (loss)                  210,977            230,873            (72,046)           (45,590)
   Net change in unrealized
      appreciation (depreciation)           (820,474)        (1,189,971)          (195,816)          (478,493)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 1,106,159       $  1,561,066        $   504,524        $ 1,244,638
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 8,907,629       $ 15,410,614        $ 4,008,570        $ 8,864,609
   Withdrawals                            (5,274,789)       (10,922,706)        (3,393,949)        (5,852,197)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 3,632,840       $  4,487,908        $   614,621        $ 3,012,412
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 4,738,999       $  6,048,974        $ 1,119,145        $ 4,257,050
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of year                     $33,337,294       $ 50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $38,076,293       $ 56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 CALIFORNIA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.64%         0.65%        0.67%       0.66%       0.62%
   Expenses after custodian
      fee reduction                  0.62%         0.63%        0.64%       0.66%       0.61%
   Net investment income             4.29%         4.56%        4.77%       4.84%       4.67%
Portfolio Turnover                      7%            9%           8%         13%         29%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      8.92%         3.04%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $32,231       $22,459      $21,513     $22,604     $28,678
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   FLORIDA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.57%         0.60%        0.61%       0.62%       0.59%
   Expenses after custodian
      fee reduction                  0.54%         0.57%        0.59%       0.59%       0.57%
   Net investment income             4.33%         4.74%        4.89%       4.87%       4.68%
Portfolio Turnover                     23%           15%           7%         16%         16%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      8.88%         4.06%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $68,829       $40,647      $39,452     $45,023     $59,948
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                MASSACHUSETTS LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.57%         0.59%        0.62%       0.61%       0.60%
   Expenses after custodian
      fee reduction                  0.55%         0.56%        0.59%       0.58%       0.57%
   Net investment income             4.27%         4.70%        5.01%       4.92%       4.67%
Portfolio Turnover                     22%            8%           8%         15%         19%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      9.48%         3.53%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $71,969       $43,459      $37,614     $44,189     $51,543
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 NEW JERSEY LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.60%         0.62%        0.63%       0.63%       0.62%
   Expenses after custodian
      fee reduction                  0.59%         0.60%        0.61%       0.60%       0.62%
   Net investment income             4.46%         4.80%        5.06%       5.01%       4.78%
Portfolio Turnover                     25%           17%          11%         15%         13%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      7.79%         3.16%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $47,557       $38,076      $33,337     $35,121     $39,781
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   NEW YORK LIMITED PORTFOLIO
                                  ------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------
                                    2003         2002(1)        2001        2000        1999
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.56%         0.58%        0.60%       0.61%       0.59%
   Expenses after custodian
      fee reduction                   0.54%         0.55%        0.58%       0.58%       0.59%
   Net investment income              4.29%         4.70%        4.90%       4.95%       4.74%
Portfolio Turnover                      18%           11%          10%         18%         17%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       8.61%         3.01%          --          --          --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $101,840       $56,619      $50,570     $51,675     $65,873
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    OHIO LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.67%         0.70%        0.78%       0.69%       0.67%
   Expenses after custodian
      fee reduction                  0.66%         0.67%        0.74%       0.66%       0.64%
   Net investment income             4.31%         4.47%        4.91%       5.00%       4.85%
Portfolio Turnover                     12%           19%          17%         13%         19%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      8.92%         3.08%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $21,118       $17,907      $16,788     $19,005     $22,801
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                PENNSYLVANIA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.58%         0.61%        0.64%       0.63%       0.62%
   Expenses after custodian
      fee reduction                  0.56%         0.56%        0.61%       0.61%       0.60%
   Net investment income             4.52%         4.75%        5.04%       5.03%       4.83%
Portfolio Turnover                      3%           20%           6%         11%         16%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      8.28%         3.56%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $57,957       $39,839      $35,582     $38,635     $50,771
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At March 31, 2003, Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Pennsylvania Limited Maturity Municipals Fund held an approximate 99.9% in its corresponding portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2003, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $113,500            0.45%
    Florida Limited Portfolio                  239,550            0.45%
    Massachusetts Limited Portfolio            251,173            0.44%
    New Jersey Limited Portfolio               190,709            0.45%
    New York Limited Portfolio                 346,953            0.44%
    Ohio Limited Portfolio                      87,291            0.45%
    Pennsylvania Limited Portfolio             212,121            0.45%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2003, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2003 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,759,263
    Sales                                       1,781,385

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $37,701,955
    Sales                                      12,238,463

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $37,134,421
    Sales                                      11,984,787

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,176,439
    Sales                                      10,294,028
    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $56,120,855
    Sales                                      13,653,439
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,237,269
    Sales                                       2,355,172

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,457,276
    Sales                                       1,535,000

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2003, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $29,760,893
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,746,304
    Gross unrealized depreciation                 (53,655)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,692,649
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $64,339,658
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,438,025
    Gross unrealized depreciation                (335,440)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,102,585
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $66,935,475
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,576,961
    Gross unrealized depreciation                (192,810)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,384,151
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $44,556,302
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,904,560
    Gross unrealized depreciation                (489,051)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,415,509
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $96,000,223
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,659,704
    Gross unrealized depreciation              (1,380,575)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 4,279,129
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $20,150,041
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,430,385
    Gross unrealized depreciation                (210,512)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,219,873
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $54,500,701
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,086,602
    Gross unrealized depreciation                (736,042)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,350,560
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the New Jersey Limited Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2003.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2003, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    California                      6/03        23 U.S. Treasury Bond     Short          $ 18,417
    ------------------------------------------------------------------------------------------------
    Florida                         6/03        53 U.S. Treasury Bond     Short          $ 49,260
    ------------------------------------------------------------------------------------------------
    Massachusetts                   6/03        50 U.S. Treasury Bond     Short          $  1,512
    ------------------------------------------------------------------------------------------------
    New Jersey                      6/03        42 U.S. Treasury Bond     Short          $ (1,351)
    ------------------------------------------------------------------------------------------------
    New York                        6/03        79 U.S. Treasury Bond     Short          $(14,600)
    ------------------------------------------------------------------------------------------------
    Ohio                            6/03        19 U.S. Treasury Bond     Short          $  1,277
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    6/03        47 U.S. Treasury Bond     Short          $ 45,437

   At March 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO, AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio (collectively, the "Portfolios") as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the above named portfolios as of March 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 9, 2003

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust (the Trust), California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio), and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE         LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              186                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes      Trustee and Vice    Trustee and Vice   Chairman, President and          191              Director of EVC
 11/9/41                 President        President of the   Chief Executive Officer
                                          Trust since 1985   of BMR, EVC, EVM and
                                             and of the      EV; Director of EV;
                                          Portfolios since   Vice President and
                                                1992         Director of EVD.
                                                             Trustee and/or officer
                                                             of 191 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and Portfolios.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS         TRUSTEE         OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              191           Trustee/Director of the
 3/26/31                                  Trust since 1986   Partners, Inc.                                  Royce Funds (mutual
                                             and of the      (corporate relations                           funds) consisting of 17
                                          Portfolios since   and communications                                  portfolios
                                                1992         company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  191           Director of Tiffany &
 III                                      Trust since 1986   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                     and of the      Banking Emeritus,                                and Telect, Inc.
                                          Portfolios since   Harvard University                              (telecommunication
                                                1992         Graduate School of                              services company)
                                                             Business Administration.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS         TRUSTEE         OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               191                   None
 9/21/35                                  Trust since 1985   Corporation (an
                                             and of the      investment and
                                          Portfolios since   financial advisory
                                                1992         services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                186                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                  Trust since 1985   Consultant.
                                             and of the
                                          Portfolios since
                                                1992

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of   Vice President of   Vice President of EVM and BMR.
 Jr.                   Massachusetts       Massachusetts     Officer of 35 registered
 7/28/59                Limited, New      Limited and New    investment companies managed
                      Jersey Limited,       York Limited     by EVM or BMR.
                      New York Limited    Portfolios since
                      and Ohio Limited      1997 and New
                         Portfolios      Jersey Limited and
                                            Ohio Limited
                                          Portfolios since
                                                1995

 Cynthia J. Clemson  Vice President of   Vice President of   Vice President of EVM and BMR.
 3/2/63                  California          California      Officer of 20 registered
                      Limited, Florida    Limited, Florida   investment companies managed
                          Limited,          Limited and      by EVM or BMR.
                     and Pennsylvania       Pennsylvania
                     Limited Portfolios  Limited Portfolios
                                          since 1997, 1998
                                             and 2000,
                                            respectively

 Thomas J. Fetter        President        President of the   Vice President of EVM and BMR.
 8/20/43                                  Trust since 1990   Officer of 127 registered
                                             and of the      investment companies managed
                                          Portfolios since   by EVM or BMR.
                                                1992

 Robert B.             Vice President    Vice President of   Vice President of EVM and BMR.
 MacIntosh                                the Trust since    Officer of 127 registered
 1/22/57                                  1993 and of the    investment companies managed
                                          Portfolios since   by EVM or BMR.
                                                1992

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 191 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,     Treasurer of       Since 2002 (2)    Assistant Vice President of
 Jr.                  the Portfolios                         EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the    Treasurer since    Vice President of BMR, EVM and
 4/1/45                    Trust                1988         EVD. Officer of 113 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 1998.

The statement of additional information for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained, without charge, by calling 1-800-225-6265.